INVESTMENT COMMITMENTS	12 Months Ended
Dec. 31, 2024
Investment Commitments
INVESTMENT COMMITMENTS

NOTE 17: INVESTMENT COMMITMENTS

17.1 Development and evacuation projects in Vaca Muerta

Rincón de Aranda’s development

The Company focuses its investments in the development and exploitation of its unconventional oil and gas reserves in the Rincón de Aranda block in the Vaca Muerta formation. The development plan began in August 2024, with an active well drilling campaign and the construction of facilities and treatment plants. Investments are estimated to exceed US$ 1.5 billion over the next three years aiming to reach a production of 45 kbbl/day by the end of 2027.

Vaca Muerta Sur Project

On December 13, 2024, the Company entered into a shareholders’ agreement in VMOS with YPF S.A., Vista Energy Argentina S.A.U. and Pan American Sur S.A.. On December 18, 2024, Pluspetrol S.A. celebrated its incorporation as a shareholder, consequently the Company's stake in VMOS amounts to 14.0845% as of December 31, 2024.

VMOS will develop the Vaca Muerta Sur project, consisting of the construction, development and operation of an approximate 437km long pipeline from Allen to Punta Colorada, Province of Río Negro, with a capacity of up to 550,000 barrels of crude oil per day (“bpd”), expandable up to 700,000 bpd, a loading and unloading terminal equipped with interconnected mooring buoys, a tank farm, and other associated accessory facilities for transportation, storage, dispatch, shipment and export of crude oil and other liquid products.

An estimated US$ 3,000 million investment is anticipated, to be partially funded with external financing and, to a lesser extent, with capital contributions from shareholders, with the first stage of commercial operation expected to begin during the first half of 2027.

Under said project, VMOS has applied for a transportation authorization and adherence to the RIGI as a “Long Term Strategic Export Project”, considering it essential to evacuate the crude oil production from the Vaca Muerta formation, and allowing for an increase in said formation’s crude oil production and export and opening new markets to Argentine oil, also contributing to the development of the country through foreign currency inflows and employment generation.

Regarding the shareholding in VMOS, the Company signed a firm transportation contract with a transportation, storage and dispatch capacity of 50,000 bpd for the Allen - Punta Colorada pipeline section, which will allow to evacuate the incremental production of the Rincón de Aranda block.

The aforementioned evacuation capacity is complemented by the firm transportation contract, entered into in 2022 with Oldelval, for a 6,302-bpd dispatch capacity for the Allen - Puerto Rosales pipeline section until the termination of Oldelval’s transportation concession in 2037. Additionally, the Company signed a contract with Oiltanking Ebytem to increase the dispatch capacity by 6,302 bpd and the storage capacity by 37,789 barrels exclusively for oil exports.

Lastly, in 2024 the Company signed a firm transportation contract with YPF for the Loma Campana - Allen pipeline section for a transportation capacity of 6,302 bpd in Phase 1 and 56,608 bpd in Phase 2.

FLNG Project

On November 29, 2024, the Company resolved to approve its initial 20% stake in Southern Energy S.A. (“SESA”) , with Pan American Energy S.A. (“PAE”), Wintershall Dea Argentina (“Wintershall”), YPF y Golar FLNG Subholding Company Limited (“Golar”) as partners.

SESA will develop a gas liquefaction project (the “FLNG Project”), which includes the installation of a liquefaction vessel in the Gulf of San Matías, province of Río Negro, and the construction of all ancillary and complementary facilities. The project is expected to start operations by the end of 2027.

SESA applied to adhere to the RIGI as a “Long Term Strategic Export Project”, considering that the project will position Argentina in the world LNG market, favoring the generation of foreign exchange inflows, job creation and local supplier development.

Specifically, the project is strategic to monetize the Company’s natural gas reserves, with the commitment to supply natural gas from fields in the Neuquina Basin, in the Vaca Muerta formation.

17.2 Investment commitment for the exploration and exploitation of hydrocarbons

As of the issuance of these Consolidated Financial Statements, the Company has committed investments until 2027 for an estimated total amount of US$ 217 million, including commitments associated with the participations detailed in Note 5.4.